Supplemental Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
NOTE
12-SUPPLEMENTAL
CASH FLOW INFORMATION
The following table provides supplemental disclosure of cash flow information (in millions):

	Three Months Ended March 31,
	2023	2022
Cash paid during the period for interest on debt, net of amounts capitalized	$202	$130
Non-cash investing activity:
Unpaid purchases of property, plant and equipment	39	205
Novation of IPM Agreement from Corpus Christi Liquefaction Stage III, LLC (“CCL Stage III”)
In March 2022, in connection with a prior commitment from Cheniere to collateralize financing for Train 6 of the Liquefaction Project, we and CCL Stage III, formerly a wholly owned direct subsidiary of Cheniere that merged with and into CCL, entered into an agreement to assign to us an IPM agreement to purchase 140,000 MMBtu per day of natural gas at a price based on the Platts Japan Korea Marker (“JKM”), for a term of approximately 15 years beginning in early 2023. The transaction has been accounted for as a transfer between entities under common control, which required us to recognize the obligations assumed at the historical basis of Cheniere. Upon the transfer, which occurred on March 15, 2022, we recognized $2.7 billion in distributions within our Statements of Member’s Equity (Deficit) based on our assumption of current derivative liabilities and derivative liabilities of $142 million and $2.6 billion, respectively, which represented a non-cash
financing activity.

NOTE
15-SUPPLEMENTAL
CASH FLOW INFORMATION
The following table provides supplemental disclosure of cash flow information (in millions):

	Year Ended December 31,
	2022	2021	2020
Cash paid during the period for interest on debt, net of amounts capitalized	$613	$615	$692
Non-cash distributions to affiliates for conveyance of assets	576	—	6
Right-of-use assets obtained in exchange for new operating lease liabilities	—	—	3
The balance in property, plant and equipment, net of accumulated depreciation funded with accounts payable and accrued liabilities (including affiliate) was $271 million, $322 million and $207 million as of December 31, 2022, 2021 and 2020, respectively.
Novation of IPM Agreement from Corpus Christi Liquefaction Stage III, LLC (“CCL Stage III”)
In March 2022, in connection with a prior commitment from Cheniere to collateralize financing for Train 6 of the Liquefaction Project, we and CCL Stage III, formerly a wholly owned direct subsidiary of Cheniere that merged with and into CCL, entered into an agreement to assign to us an IPM agreement to purchase 140,000 MMBtu per day of natural gas at a price based on the Platts Japan Korea Marker (“JKM”), for a term of approximately 15 years beginning in early 2023. The transaction has been accounted for as a transfer between entities under common control, which required us to recognize the obligations assumed at the historical basis of Cheniere. Upon the transfer, which occurred on March 15, 2022, we recognized $2.7 billion in distributions within our Statements of Member’s Equity (Deficit) based on our assumption of current derivative liabilities and derivative liabilities of $142 million and $2.6 billion, respectively, which represented a non-cash
financing activity.